Equity - Narrative (Details) - USD ($)				12 Months Ended
	Jan. 11, 2019	Dec. 18, 2018	Aug. 02, 2016	Dec. 31, 2019	Dec. 31, 2018	Oct. 24, 2019	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Preferred stock cumulative cash dividend rate				7.50%
Preferred stock dividend rate				4.00%
Accreting dividend threshold rate				7.25%
Volume weighted average price threshold percentage				150.00%
Preferred stock trading days to calculate volume weighted average price (at least)				20 days
Preferred stock force conversion, trading days to calculate volume weighted average price				30 days
Consent rights percentage (at least)				75.00%
Issuance of common stock				$ 0	$ 0
Additional share consideration valued at				$ 800,000	$ 800,000
Term of warrants outstanding						5 years	5 years
Number of warrants outstanding (in shares)				2,168,454		50,000	2,000,000
Exercise price of warrants (in dollars per share)				$ 6.53		$ 176.4	$ 7.08
Maximum
Class of Warrant or Right [Line Items]
Preferred stock dividend rate				2.00%
Minimum
Class of Warrant or Right [Line Items]
Preferred stock dividend rate				0.00%
Series A- One Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in usd per share)				$ 4.24
Series A-2 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in usd per share)				$ 7.01
Number of shares to be issued upon conversion of preferred stock (in shares)				570,613
Series A shares issued and outstanding
Class of Warrant or Right [Line Items]
Number of shares to be issued upon conversion of preferred stock (in shares)				1,523,972
Shares issued (in shares)				6,375	6,375
CGI | Common Stock
Class of Warrant or Right [Line Items]
Conversion of stock, number of shares (in shares)	1,426,534
CGI | Series A-2 Preferred Stock
Class of Warrant or Right [Line Items]
Issuance and sale of common stock (in shares)	10,000
Issuance of common stock	$ 8,300,000
Stock issued during period, stock dividend value	$ 1,700,000
CGI | Series A shares issued and outstanding
Class of Warrant or Right [Line Items]
Shares issued (in shares)		6,125
DG Value Partners, LP and DG Value Partners II Master Funds LP | Common Stock
Class of Warrant or Right [Line Items]
Conversion of stock, number of shares (in shares)		1,464,209
Corrib Master Fund, Ltd. | Series A shares issued and outstanding
Class of Warrant or Right [Line Items]
Conversion of stock, number of shares (in shares)				30,297	13,245
Issuance and sale of common stock (in shares)			1,000
Luxor Capital Partners, LP | Series A shares issued and outstanding
Class of Warrant or Right [Line Items]
Conversion of stock, number of shares (in shares)				269,284	117,734
Luxor Capital Partners, LP | Series A-1 shares issued and outstanding
Class of Warrant or Right [Line Items]
Issuance and sale of common stock (in shares)			9,000
Corrib Master Fund, Ltd. and Luxor Capital Partners, LP
Class of Warrant or Right [Line Items]
Percent of accrued value				1.875%